Note Derivative instruments and hedging activities (Cash flow hedges) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net (losses) gains on cash flow hedges	$ (5,741)	$ 536	$ (1,295)
Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net (losses) gains on cash flow hedges	(3,502)	536	(1,295)
Amount of net gain (loss) reclassified from AOCI into income (effective portion)	(3,992)	1,202	(1,920)
Amount of net gain (loss) recognized in income on derivatives (ineffective portion)	$ 0	$ (92)	$ 32
Cash flow hedging | Forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Mortgage banking activities	Mortgage banking activities	Mortgage banking activities
Unrealized net (losses) gains on cash flow hedges	$ (3,502)	$ 536	$ (1,295)
Amount of net gain (loss) reclassified from AOCI into income (effective portion)	(3,992)	1,202	(1,920)
Amount of net gain (loss) recognized in income on derivatives (ineffective portion)	$ 0	$ (92)	$ 32